Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Before Taxes and Provision for Taxes [Abstract]
Income before taxes: U.S.	$ 11,565,000,000	$ 9,374,000,000	$ 10,042,000,000
Income before taxes: Non-U.S.	4,236,000,000	3,237,000,000	4,831,000,000
Income before taxes	15,801,000,000	12,611,000,000	14,873,000,000
Provision for taxes, Current: Federal	3,374,000,000	2,730,000,000	2,539,000,000
Provision for taxes, Current: State	38,000,000	68,000,000	52,000,000
Provision for taxes, Current: Non-U.S.	969,000,000	716,000,000	1,135,000,000
Total current provision for taxes	4,381,000,000	3,514,000,000	3,726,000,000
Provision for taxes, Deferred: Federal	(263,000,000)	(412,000,000)	129,000,000
Provisions For Taxes, Deferred: Other	(21,000,000)	(111,000,000)	13,000,000
Total deferred provision for taxes	(284,000,000)	(523,000,000)	142,000,000
Total Provision for taxes	4,097,000,000	2,991,000,000	3,868,000,000
Effective tax rate	25.90%	23.70%	26.00%
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from: Non-U.S. income taxed at different rates	(6.10%)	(5.80%)	(7.30%)
Increase (reduction) in rate resulting from: Research and Development tax credits	(1.70%)	(3.50%)	0.00%
Increase (reduction) in rate resulting from: Domestic manufacturing deduction benefit	(2.10%)	(2.10%)	(2.10%)
Increase (reduction) in rate resulting from: Other	0.80%	0.10%	0.40%
Taxes, Other Textual Details [Abstract]
Income tax holiday termination date, end of range	Dec. 31, 2023
Income Tax Holiday, Aggregate Dollar Amount	166,000,000	213,000,000	252,000,000
Income Tax Holiday, Income Tax Benefits Per Share, Diluted	$ 0.03	$ 0.04	$ 0.05
Income tax benefits (deficiencies) attributable to equity-based compensation transactions allocated to stockholders' equity	103,000,000	3,000,000	137,000,000
Accrued Income Taxes, Current	443,000,000	542,000,000
Long-term income taxes payable	262,000,000	188,000,000
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets, Accrued compensation and other benefits	982,000,000	1,047,000,000
Deferred tax assets, Share-based compensation	438,000,000	564,000,000
Deferred tax assets, Deferred income	691,000,000	672,000,000
Deferred tax assets, Inventory	339,000,000	733,000,000
Deferred tax assets, State credits and net operating losses	519,000,000	378,000,000
Deferred tax assets, Other, net	715,000,000	654,000,000
Gross deferred tax assets	3,684,000,000	4,048,000,000
Deferred tax assets, Valuation allowance	(595,000,000)	(456,000,000)
Total deferred tax assets	3,089,000,000	3,592,000,000
Deferred tax liabilities, Property, plant and equipment	(1,171,000,000)	(2,023,000,000)
Deferred tax liabilities, Licenses and intangibles	(576,000,000)	(687,000,000)
Deferred tax liabilities, Convertible debt	(977,000,000)	(911,000,000)
Deferred Tax Liabilities, Unrealized Gains On Investments And Derivatives	(1,017,000,000)	(815,000,000)
Deferred tax liabilities, Investments in non-U.S. subsidiaries	(252,000,000)	(244,000,000)
Deferred tax liabilities, Other, net	(291,000,000)	(281,000,000)
Total deferred tax liabilities	(4,284,000,000)	(4,961,000,000)
Net deferred tax assets (liabilities)	(1,195,000,000)	(1,369,000,000)
Current deferred tax assets	1,958,000,000	2,594,000,000
Non-current deferred tax assets	622,000,000	434,000,000
Non-current deferred tax liabilities	(3,775,000,000)	(4,397,000,000)
Valuation Allowance [Line Items]
Valuation Allowance, Amount	595,000,000	456,000,000
Deferred Tax Liability Not Recognized [Line Items]
Undistributed Earnings of Foreign Subsidiaries	23,300,000,000
Other Basis Differences For Certain Non-U.S. Subsidiaries	1,600,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, Gross, Beginning Balance	207,000,000	189,000,000	212,000,000
Unrecognized tax benefits, Settlements and effective settlements with tax authorities and related remeasurements	(220,000,000)	(2,000,000)	(81,000,000)
Unrecognized tax benefits, Lapse of statute of limitations	0	0	(5,000,000)
Unrecognized tax benefits, Increases in balances related to tax positions taken during prior periods	173,000,000	21,000,000	56,000,000
Unrecognized tax benefits, Decreases in balances related to tax positions taken during prior periods	(1,000,000)	(9,000,000)	(6,000,000)
Unrecognized tax benefits, Increases in balances related to tax positions taken during current periods	418,000,000	8,000,000	13,000,000
Unrecognized tax benefits, Gross, Ending Balance	577,000,000	207,000,000	189,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	485,000,000	81,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	21,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	44,000,000	73,000,000
Significant (Increase) Decrease in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	25,000,000
Significant (Increase) Decrease in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	465,000,000
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	219,000,000
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2034
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	375,000,000
Non-U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	393,000,000
Operating loss carryforwards that have a valuation allowance	291,000,000
U.S. State and Non-U.S. [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Year Which Prior Years' Tax Returns Are Generally No Longer Subject To Tax Examination (date)	Dec. 31, 2002
U.S. Federal [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Year Which Prior Years' Tax Returns Are No Longer Subject To Tax Examination (date)	Dec. 31, 2009
State Credit Carry Forwards [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets, Valuation allowance	(507,000,000)
Valuation Allowance [Line Items]
Valuation Allowance, Amount	507,000,000
Matters Related To Our Non-U.S. Subsidiaries [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets, Valuation allowance		(88,000,000)
Valuation Allowance [Line Items]
Valuation Allowance, Amount		$ 88,000,000